STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY - Equity incentive plan and Earnout shares (Details) - shares	3 Months Ended
	Feb. 28, 2026	Feb. 24, 2026
STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY
Number of shares authorized		4,437,008
Maximum percentage of outstanding shares		5.00%
Number of shares granted	0
Earnout Shares [Member]
STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY
Additional number of shares		1,500,000
Number of shares that will be granted to the eligible shareholders		1,500,000